Summary of Significant Accounting Policies and Other Items - Income Taxes, Accounts Receivable (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions for income taxes	$ 1,652	$ 154	$ 1,549	$ 809	$ 784
Accounts Receivable
Unbilled revenue	24,300		24,900	8,800
Allowance for doubtful accounts
Balance at Beginning of Period	$ 740	$ 851	851	1,208	1,024
Expense (recovery)			(100)	(357)
Expense (recovery)			(100)	(357)	250
Write off			(3)		(66)
Other			(8)
Balance at End of Period			740	$ 851	$ 1,208
Cactus LLC
Provisions for income taxes			$ 0